LEGG MASON INCOME TRUST, INC.:
     Legg Mason U.S. Government Intermediate-Term Portfolio
          Legg Mason Investment Grade Income Portfolio
                Legg Mason High Yield Portfolio
       Legg Mason U.S. Government Money Market Portfolio
                         Primary Shares

         Supplement to the Prospectus dated May 1, 1997

     Prior to August 22, 1997, the High Yield Portfolio was permitted to invest up to 25% of its total assets in private placements, securities traded pursuant to Rule 144A under the Securities Act of 1933, and securities which, though not registered at the time of their initial sale, were issued with registration rights. At its August 8, 1997 meeting, the Corporation's Board of Directors voted to remove Rule 144A securities from this 25% limitation.

Accordingly, the fourth paragraph on page 9 of the Prospectus is amended to read as follows:

     The Fund may invest up to 25% of its total assets in private placements and securities which, though not registered at the time of their initial sale, are issued with registration rights. The Fund may also invest in securities traded pursuant to Rule 144A under the Securities Act of 1933. Rule 144A permits large institutions to trade certain securities even though they are not registered under that Act. Some of these securities may be deemed by the Adviser to be liquid. The Fund will not invest more than 5% of its total assets in any one issuer, except for issues of the U.S. Government, its agencies and instrumentalities or repurchase agreements collateralized by such securities; however, up to 25% of the Fund's total assets may be invested in securities issued by Canadian provinces or by Crown Corporations whose obligations are guaranteed by either the Canadian federal government or a provincial government. No more than 25% of the Fund's total assets may be invested in issuers having their principal business activity in the same industry.


                                                             August 22, 1997

                 NAVIGATOR TAXABLE INCOME FUNDS
     Navigator U.S. Government Intermediate-Term Portfolio
          Navigator Investment Grade Income Portfolio
                 Navigator High Yield Portfolio

         Supplement to the Prospectus dated May 1, 1997

     Prior to August 22, 1997, the High Yield Portfolio was permitted to invest up to 25% of its total assets in private placements, securities traded pursuant to Rule 144A under the Securities Act of 1933, and securities which, though not registered at the time of their initial sale, were issued with registration rights. At its August 8, 1997 meeting, the Corporation's Board of Directors voted to remove Rule 144A securities from this 25% limitation.

Accordingly, the third paragraph on page 8 of the Prospectus is amended to read as follows:

     The Fund may invest up to 25% of its total assets in private placements and securities which, though not registered at the time of their initial sale, are issued with registration rights. The Fund may also invest in securities traded pursuant to Rule 144A under the Securities Act of 1933. Rule 144A permits large institutions to trade certain securities even though they are not registered under that Act. Some of these securities may be deemed by the Adviser to be liquid. The Fund will not invest more than 5% of its total assets in any one issuer, except for issues of the U.S. Government, its agencies and instrumentalities or repurchase agreements collateralized by such securities; however, up to 25% of the Fund's total assets may be invested in securities issued by Canadian provinces or by Crown Corporations whose obligations are guaranteed by either the Canadian federal government or a provincial government. No more than 25% of the Fund's total assets may be invested in issuers having their principal business activity in the same industry.


                                                             August 22, 1997